Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Redeemable Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share of Common Stock [Abstract]
Numerator: Income (loss) allocable	$ (13,931,674)	$ 448,713
Basic and diluted weighted average shares outstanding	7,654,886	9,846,164
Diluted weighted average shares outstanding	7,654,886	9,846,164
Basic net income (loss) per share	$ (1.82)	$ 0.05
Diluted net income (loss) per share	$ (1.82)	0.05
Diluted net income per share		$ 0.05
Class A and Class B Non-Redeemable Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share of Common Stock [Abstract]
Numerator: Income (loss) allocable	$ (5,843,928)	$ 145,192
Basic and diluted weighted average shares outstanding	3,211,000	3,117,537
Diluted weighted average shares outstanding	3,211,000	3,185,962
Basic net income (loss) per share	$ (1.82)	$ 0.05
Diluted net income (loss) per share	$ (1.82)	0.05
Diluted net income per share		$ 0.05